CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares
Revenues, including sales to a related party of RMB nil, RMB40,586 and RMB102,234 for the years ended September 30, 2014, 2015 and 2016, respectively (note 3)	¥ 335,251	$ 50,204	¥ 376,553	¥ 415,177
Cost of revenues	(259,253)	(38,823)	(264,039)	(301,148)
Gross profit	75,998	11,381	112,514	114,029
Operating expenses
Selling and marketing	(38,079)	(5,702)	(39,987)	(58,972)
General and administrative	(62,159)	(9,308)	(40,684)	(46,428)
Research and development	(44,032)	(6,594)	(48,741)	(40,377)
Other income, net	6,964	1,042	18,238	7,269
Total operating expenses, net	(137,306)	(20,562)	(111,174)	(138,508)
Income(loss) from operations	(61,308)	(9,181)	1,340	(24,479)
Interest expense	(14,251)	(2,134)	(18,634)	(19,743)
Share of net loss of equity investments	0	0	0	(776)
Loss on disposal of an equity method investment	0	0	0	(1,498)
Loss on disposal of a subsidiary	0	0	0	(2,623)
Interest income	162	24	775	596
Loss before income taxes	(75,397)	(11,291)	(16,519)	(48,523)
Income tax (expense) benefits(note 18)
Current	(1,436)	(215)	(1,295)	(677)
Deferred	0	0	0	0
Reversal of contingent tax liability	0	0	0	39,060
Income tax (expense) benefits	(1,436)	(215)	(1,295)	38,383
Net loss	(76,833)	(11,506)	(17,814)	(10,140)
Less: Net loss attributable to non-controlling interests	(11,255)	(1,686)	(4,006)	(613)
Net loss attributable to Origin Agritech Limited	(65,578)	(9,820)	(13,808)	(9,527)
Other comprehensive loss
Net loss	(76,833)	(11,506)	(17,814)	(10,140)
Foreign currency translation difference	(4,124)	(617)	(2,607)	(56)
Comprehensive loss	(80,957)	(12,123)	(20,421)	(10,196)
Less: Comprehensive loss attributable to non-controlling interests	(11,255)	(1,685)	(4,006)	(613)
Comprehensive loss attributable to Origin Agritech Limited	¥ (69,702)	$ (10,438)	¥ (16,415)	¥ (9,583)
Net loss attributable to Origin Agritech Limited per share - basic (note 19) (in dollars per share) | (per share)	¥ (2.87)	$ (0.43)	¥ (0.61)	¥ (0.42)
Net loss attributable to Origin Agritech Limited per share - diluted (note 19) (in dollars per share) | (per share)	¥ (2.87)	$ (0.43)	¥ (0.61)	¥ (0.42)
Shares used in calculating basic net loss per share (in shares)	22,858,541	22,858,541	22,794,791	22,743,853
Shares used in calculating diluted net loss per share (in shares)	22,858,541	22,858,541	22,794,791	22,743,853